GOVERNMENT GRANTS (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of government grants [abstract]
Disclosure of government grants received or receivable [Table Text Block]
	2026	2025
	$	$
Government of Canada Contract (Phase 2)	156,522	-
Critical Minerals Innovation Fund	500,000	-
NRCan	208,483	-
Total government grants received or receivable	865,005	-